Document and Entity Information	Jun. 03, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 03, 2025
Entity File Number	333-277776
Entity Registrant Name	Fifth District Bancorp, Inc.
Entity Central Index Key	0002012726
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	99-1897673
Entity Address, Address Line One	4000 General DeGaulle Drive
Entity Address, City or Town	New Orleans
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70114
City Area Code	504
Local Phone Number	362-7544
Title of 12(b) Security	Common stock, par value 0.01 per share
Trading Symbol	FDSB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false